Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
CASH FLOW FROM OPERTING ACTIVIITES
Net loss	$ 915,354	$ (15,289,998)	$ (71,153,685)	$ (51,773,652)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation, amortization and impairment expense	115,072	71,336	11,555,332	43,534
Change in fair value of derivative liability			(10,950,017)	(18,557,184)
Loss on disposal			41,413,892
Loss on extinguishment of debt				7,096,730
Change in fair value of contingent consideration				(4,847,000)
Non-cash transaction costs			454,823	2,250,000
Loss on conversion of convertible notes				5,889,369
Change in fair value of derivative liability	(16,944,807)	(6,787,597)	(10,950,017)	(18,557,184)
Shares and warrants issued for services	28,062	35,250	37,086	2,010,304
Share-based compensation		555,250	746,511	32,473,602
Derivative expense	11,398,589	7,280,405	8,995,962
Amortization of debt discounts	790,262	2,872,222	4,095,030	8,150,284
Settlement expense	769,095
Loss on settlement of accounts payable	289,980
Changes in assets and liabilities, net of acquired amounts
Accounts receivable	214,355	396,322	(1,368,643)	(268,930)
Inventories	1,521,577	3,550,026	4,413,056	(4,186,493)
Prepaid inventory	229,327	(311,972)	(138,308)	(520,580)
Prepaid expenses and other current assets	(6,573)	(228,861)	430,193	(320,679)
Accounts payable and accrued expenses	(648,122)	(617,142)	(598,814)	6,087,601
Contract liabilities			(53,287)	(41,451)
Other current liabilities	654,871	10,974	1,126,123	(2,978,265)
Accrued interest	24,902	160,963	158,187	1,813,516
Accrued interest - related parties		4,818	9,201	161,120
Total adjustments	(1,563,410)	6,991,994	60,326,327	34,255,478
Net cash used in operating activities of continuing operations	(648,056)	(8,298,004)	(10,827,358)	(17,518,174)
Net cash provided by operating activities of discontinued operations		2,298,552	4,461,969	5,151,474
Net cash used in operating activities	(648,056)	(5,999,452)	(6,365,389)	(12,366,700)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired as part of Gameface acquisition				125,659
Note receivable issuance				(2,250,000)
Net cash used in investing activities of continuing operations				(2,124,341)
Net cash provided by operating activities of discontinued operations				506,000
Net cash used in investing activities				(1,618,341)
CASH FLOWS FROM FINANCING ACTIVITES
Proceeds from issuance of common stock for cash		9,194,882	8,744,882
Debt issuance costs on convertible notes payable and other financing activities				(800,251)
Proceeds from notes payable	1,276,000		2,000,000	5,500,000
Proceeds from related party notes payable				2,000,000
Proceeds from convertible notes payable				11,000,000
Payments of notes payable - related parties	(556,025)	(14,133)	(546,158)
Payments of notes payable	(65,496)	(3,835,676)	(4,377,537)	(3,965,463)
Net cash provided by financing activities	654,479	5,345,073	5,821,187	13,734,286
Effect of exchange rate fluctuations on cash and cash equivalents	77,343	181,249	81,295	(193)
NET DECREASE IN CASH AND RESTRICTED CASH	83,766	(473,130)	(462,907)	(250,948)
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	202,095	665,002	665,002	915,950
CASH AND RESTRICTED CASH - END OF PERIOD	285,861	191,872	202,095	665,002
CASH PAID DURING THE PERIOD FOR:
Interest expense			482,687	222,210
Income taxes				111,105
SUPPLEMENTAL INFORMATION - NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes payable and accrued interest to common stock		14,046,300	14,046,300	6,220,003
Shares issued in connection with acquisition				3,550,000
Elimination of related party derivative liabilities				8,754,538
Derivative liabilities recorded as debt discounts of convertible notes				10,199,749
Note receivable issued in sale of PlaySight			2,000,000
Shares issued for contingent consideration	418,455	915,545	915,545
Derivative liability recorded for shares and warrants issued in private placement		$ 4,999,882	$ 4,999,882